Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
In connection with the Business Combination, the Company entered into a number of agreements with H-D to govern the Separation and provide a framework for the relationship between the parties going forward pursuant to which the Company and/or H-D have continuing obligations to each other. All transactions with H-D subsequent to the Business Combination are considered related party transactions. Agreements that the Company entered into in connection with the Separation include:
Transition Services Agreement
On September 26, 2022, we entered into a Transition Services Agreement with H-D (the “Transition Services Agreement”) pursuant to which H-D provides to us various services and support on a transitional basis to allow LiveWire to develop the capability to support ourselves or to engage a third-party provider to provide those services and support.
The charges for the services are on a cost-plus basis (with a mark-up to reflect the management and administrative cost of providing the services). The services generally commenced on the date of the Separation and were intended to terminate between six and twelve months of the date of the Separation. We generally have the ability to (i) extend the term that a service is provided for by up to six months, subject to a maximum aggregate service term of 18 months; and (ii) terminate any or all services early subject to a 45-day notice period. H-D has the right to terminate the Transition Services Agreement for our non-payment of charges. As of December 31, 2023, we have extended certain of the services from the original termination date, which will now terminate in 2024, and may, in the future, convert a minimal number of these services to longer term under the Master Service Agreement, if needed.
Master Services Agreement
On September 26, 2022, we entered into a Master Services Agreement with H-D (the “Master Services Agreement”) pursuant to which H-D provides us with certain services that we do not yet have the capability to perform for ourselves, including services related to testing and development, product regulatory support, color materials, finishes, paint and graphics, technical publication, application support and maintenance, service desk support, warehousing support, and safety investigation, as we may request from time to time. The Master Services Agreement which contemplates that each of the services is set forth in a separate, mutually agreed upon statement of work. The Master Services Agreement has an initial term of seven years and will be renewable upon mutual agreement. The Master Services Agreement or any statement of work may be terminated by either party upon the other party’s material, uncured breach. H-D may also terminate the agreement upon LiveWire’s change of control or, at the end of a calendar year, in the event that LiveWire failed to engage H-D to manufacture at least forty percent of LiveWire’s production during that calendar year. The charges for the services are on a cost-plus basis (with a mark-up to reflect the management and administrative cost of providing the services).
Contract Manufacturing Agreement
On September 26, 2022, we entered into a Contract Manufacturing Agreement with H-D (the “Contract Manufacturing Agreement”) pursuant to which H-D provides contract manufacturing and procurement services to us for the products in our LiveWire platform, as well as future anticipated platforms. H-D is our exclusive manufacturer for these platforms for five years from the date that H-D begins manufacturing the relevant platform (and five years from the Separation for the LiveWire platform). Following this exclusivity period, we may terminate the agreement for one or more products within the relevant platform upon two years’ notice, subject to payment of certain termination charges (which are intended to compensate H-D for its capital investment and other sunken costs). The Contract Manufacturing Agreement may also be terminated, in whole or part, by either party upon the other party’s material, uncured breach, inability to perform its obligations for more than six months due to a force majeure event, bankruptcy or insolvency, or change of control. On February 14, 2024, the Contract Manufacturing Agreement was amended to extend the period of which H-D is the exclusive manufacturer from five years as described above to six years.
Beginning for calendar year 2025, LiveWire will be subject to a minimum annual volume commitment for each product and pay a deficit fee for failure to meet the minimum under the Contract Manufacturing Agreement. The products that H-D manufactures for us are priced on a cost-plus basis, with a mark-up on H-D’s cost for manufacturing the relevant product. An operational committee consisting of designated employees of each party will meet quarterly for administrative purposes, including for the review of changes to pricing, minimum volumes and other terms. H-D will procure, on our behalf, equipment and materials that are used in both H-D’s and our products, and we will procure all other equipment and materials, as well as tooling, needed to manufacture the products.
Joint Development Agreement
On September 26, 2022, we entered into a Joint Development Agreement with H-D (the “Joint Development Agreement”) pursuant to which the parties may agree to engage in joint development projects, which would be set forth in one or more mutually agreed project work statements. The Joint Development Agreement remains in effect until we and H-D mutually agree to terminate it and can be terminated earlier by either party upon the other party’s material, uncured breach.
Under the Joint Development Agreement, H-D is required to notify us of any development projects for H-D’s business that are primarily related to electric vehicles, and we have the right to make a proposal with respect to the joint development of such a project. The parties will discuss in good faith whether or not it is beneficial for the parties to enter into a joint development project with respect to such project. If H-D engages in any development projects that are primarily related to electric vehicles and fails to consult with us so that we can make a proposal with respect such potential project, then the intellectual property developed pursuant to such H-D development project will be owned and licensed in accordance with the default intellectual property terms of the agreement (described below). Unless we and H-D agree otherwise for a particular project, each party bears its own costs and expenses in connection with each project under the Joint Development Agreement.
Unless otherwise mutually agreed for a particular project under the Joint Development Agreement, we own project intellectual property relating exclusively to electric vehicles and H-D owns all other project intellectual property. Each party is granted a perpetual license to use the project intellectual property in connection with that party’s products, which, for us, are limited to two-, three-, or four-wheeled electric vehicles, related parts and accessories and electric vehicle systems.
Tax Matters Agreement
On September 26, 2022, LiveWire entered into a Tax Matters Agreement with H-D (the “Tax Matters Agreement”). The Tax Matters Agreement sets forth the principles and responsibilities regarding the allocation of taxes, adjustments with respect to taxes, preparation of tax returns, tax audits and certain other tax matters that affect LiveWire and H-D in the event LiveWire or any of its subsidiaries become members of any of H-D’s consolidated, combined, unitary and other similar groups for federal, state or local income tax purposes (or LiveWire has certain income, gain, loss and deduction included in the tax returns of such groups). LiveWire and its subsidiaries are currently members of H-D’s consolidated, combined, unitary and other similar groups for federal, state and local income tax purposes.
With respect to U.S. federal income tax returns for any taxable period in which LiveWire (or any of its subsidiaries) are included in H-D’s consolidated group for U.S. federal income tax purposes, the amount of taxes to be paid by us is generally determined, subject to certain adjustments, as if LiveWire and each of its subsidiaries filed its own separate consolidated federal income tax return (LiveWire’s “separate federal tax liability”). With respect to state and local income tax returns for any taxable period in which LiveWire or any of its subsidiaries are included in H-D’s combined, consolidated or unitary group for state or local income tax purposes, the amount of taxes to be paid by LiveWire is determined, subject to certain adjustments using principles analogous to the principles used to compute LiveWire’s separate federal tax liability, as if LiveWire and each of its subsidiaries included in such combined, consolidated or unitary group filed its own combined, consolidated or unitary group state or local income tax return.
LiveWire’s inclusion in H-D’s consolidated group may result in H-D utilizing certain tax attributes that LiveWire generates, including net operating losses, and LiveWire will receive no compensation from H-D for the use of such attributes, but they may be used to offset any future liabilities that may be owed by LiveWire to H-D under the Tax Matters Agreement.
The Tax Matters Agreement applies as of the closing of the Business Combination, which is the date that H-D’s ownership of LiveWire met the applicable minimum threshold required to file either a combined return or a consolidated return and will remain in effect unless the parties agree in writing to terminate the agreement. Notwithstanding any termination of the Tax Matters Agreement, the agreement will continue in effect with respect to any payment or indemnification due for all taxable periods prior to the termination during which the Tax Matters Agreement was in effect.
Related Party Sales and Purchases in the Ordinary Course of Business
Transactions Associated with Service Agreements with H-D
Cost of goods sold - There are $23,433 thousand and $1,685 thousand of Cost of goods sold with H-D related to purchases from H-D on the Consolidated statements of operations and comprehensive loss for the year ended December 31, 2023 and the period subsequent to the Business Combination in 2022, respectively, of which $17,053 thousand and $1,585 thousand, respectively, are related to purchases from H-D, primarily motorcycles, under the terms of the Contract Manufacturing Agreement. These purchases of motorcycles from H-D are sold to the Company’s customers resulting in Cost of goods sold. Also included in the total Cost of goods sold with H-D for 2023 is a provision of $6,309 thousand, of which $2,552 thousand was recorded in the fourth quarter of 2023, related to a liability for excess inventory components held by H-D that the Company expects to be obligated to reimburse H-D under the terms of the Contract Manufacturing Agreement. This amount represents the Company’s best estimate of liability as of December 31, 2023 and is subject to adjustment based on final negotiations with H-D regarding amounts owed under the terms of the Contract Manufacturing Agreement.
Selling, administrative and engineering - During the year ended December 31, 2023, and for the period subsequent to the Business Combination in 2022, there were $14,993 thousand and $3,485 thousand, respectively, in expenses associated with services rendered in conjunction with the various service agreements with H-D, which are presented within Selling, administrative and engineering on the Consolidated statements of operations and comprehensive loss.
Account payable to related party - As of December 31, 2023 and 2022, there is $20,371 thousand and $5,733 thousand, respectively, due to H-D and presented as Accounts payable to related party on the Consolidated balance sheets. Of the amount outstanding to H-D as of December 31, 2023 and 2022, $10,020 thousand and $1,942 thousand, respectively, is associated with inventory purchased under the Contract Manufacturing Agreement and $4,042 thousand and $3,791 thousand, respectively, is associated with services under the various Separation Agreements with H-D and $6,309 thousand as of December 31, 2023 is associated with the obligation to reimburse H-D for excess inventory components held by H-D as discussed above.
Financing from Business Combination
The Business Combination resulted in net proceeds of approximately $293.7 million from related parties as described in Note 4, Business Combination. The Business Combination further resulted in adjustments for assets and liabilities, and the related currency translation adjustments, which will remain with H-D in accordance with the separation agreement. As of the year ended December 31, 2022 the adjustments resulted in a net increase of $5,183 thousand to Additional paid-in capital. For additional information around the Business Combination, refer to FN 4 Business Combination.
Other transactions
Sales of electric motorcycles and related products to independent dealers and customers are primarily financed through Harley Davidson Financial Services (“HDFS”), a wholly owned subsidiary of H-D; therefore, the Company’s accounts receivable related to these sales are recorded in Accounts receivable from related party on the Consolidated balance sheets. Amounts financed through HDFS, not yet remitted to the Company by HDFS are generally settled within 30 days. As of December 31, 2023 and 2022, there is $3,351 thousand and $388 thousand, respectively, due from HDFS and other related receivables due from H-D, which is presented as Accounts receivable from related party on the Consolidated balance sheets.
During the year ended December 31, 2023 and for the period subsequent to the Business Combination in 2022, the Company recorded $113 thousand and $141 thousand in related party sales between the Company and H-D with $71 thousand and $100 thousand in cost of sales, respectively. All sales were for the STACYC segment who sells balance bikes to H-D dealers. As of December 31, 2023 and 2022, there is $51 thousand and $137 thousand, respectively, due from H-D, which is presented as Accounts receivable from related party on the Consolidated balance sheets.
On September 26, 2022, the Company entered into a lease agreement with H-D to sublease a Product Development Center. Additionally, on August 28, 2023, the Company amended a lease agreement with H-D for office space to extend the term of the lease to a 12-month period expiring on September 26, 2024. These are classified as operating leases. As of December 31, 2023, the right of use assets included within Lease assets, short-term lease liabilities included within Current portion of lease liabilities, and long-term lease liabilities included within Long-term portion of lease liabilities in the Consolidated balance sheets were $274 thousand, $162 thousand, and $112 thousand, respectively. As of December 31, 2022, the right of use asset included within Lease assets, short-term lease liability included within Current portion of lease liabilities, and long-term lease liability included within Long-term portion of lease liabilities in the Consolidated balance sheets were $398 thousand, $140 thousand, and $258 thousand, respectively. In addition, the Company incurred $176 thousand and $45 thousand, respectively, in rent expense during the year ended December 31, 2023, and for the period subsequent to the Business Combination in 2022, respectively, which is included within Selling, administrative and engineering expense on the Consolidated statements of operations and comprehensive loss.
Prior to the Separation, the Company did not operate as a standalone business and the Consolidated financial statements were derived from the Consolidated financial statements and accounting records of H-D.
On February 14, 2024, the Company entered into a Convertible Delayed Draw Term Loan Agreement (the “Convertible Term Loan”) with H-D providing for term loans from H-D to the Company in one or more advances up to an aggregate principal amount of $100 million. The outstanding principal under the Convertible Term Loan bears interest at a floating rate per annum, as calculated by H-D as of the date of each advance and as of each June 1 and December 1 thereafter, equal to the sum of (i) the forward-looking term rate based on SOFR (i.e., the secured overnight financing rate published by the Federal Reserve Bank of New York (or a successor administrator of the secured overnight financing rate)) for a six-month interest period, plus (ii) 4.00%. The Convertible Term Loan does not include affirmative covenants impacting the operations of the Company. The Convertible Term Loan includes negative covenants restricting the ability of the Company to incur indebtedness, create liens, sell assets, make investments, make fundamental changes, make dividends or other restricted payments and enter into affiliate transactions. The Convertible Term Loan has a maturity date of the earlier of (i) 24 months from the date of the first draw on the loan or (ii) October 31, 2026. In the event that the Convertible Term Loan cannot be settled in cash by the Company at maturity, unless otherwise agreed between the Company and H-D, the Convertible Term Loan will be converted to equity of Company at a conversion price per share of common stock of the Company equal to 90% of the volume weighted average price per share of Common Stock for the 30 trading days immediately preceding the conversion date.
Allocation of Expenses and Related Party Activity Prior to the Separation
Prior to the Business Combination, certain costs were allocated to the Company and are reflected as expenses in the Consolidated statements of operations and comprehensive loss. The Company considers the allocation methodologies used to be reasonable, such that the allocations appropriately reflected H-D’s historical expenses attributable to the Company for purposes of the Consolidated financial statements. However, the expenses reflected in the Consolidated financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if the Company had historically operated as a standalone independent entity.
Manufacturing cost of goods sold
The Company’s electric motorcycles are produced in manufacturing facilities shared with H-D. Certain costs of goods sold for shared facilities and shared manufacturing of $3,402 thousand and $4,442 thousand for the period prior to the Business Combination, and the twelve months ended December 31, 2021, respectively, were specifically identified or allocated, mainly based on standard cost of production.
Operating expense allocation
H-D provided technology support, marketing, engineering, shared assets, finance, and other corporate and administrative services such as treasury, human resources, and legal, to the Company. These expenses of $2,702 thousand and $2,166 thousand for the period prior to the Business Combination and the twelve months ended December 31, 2021, respectively, have been allocated to the Company and are included in Selling, administrative and engineering expense in the Consolidated statements of operations and comprehensive loss, where direct assignment of costs incurred by H-D was not possible or practical. These costs were allocated using related drivers associated with the nature of the business, such as gross revenue and wholesale motorcycle shipments. As a result, the allocations of these costs fluctuated based on changes in these drivers. Other cost allocation metrics, such as headcount and square footage, were not deemed appropriate given the Company’s reliance on facilities and personnel that are shared with H-D.
Cash management and financing
Prior to the Business Combination, the Company’s treasury function maintained by H-D utilized a centralized approach to cash management and the financing of its operations. Under this centralized cash management approach, H-D provided funds to the Company.
Cash transfers from H-D related to services and funding for operations provided by H-D were $59,051 thousand and $85,493 thousand for the nine months ended September 25, 2022 and year ended December 31, 2021, respectively. Net contributions from H-D are included within Net Parent company investment in the Consolidated statements of shareholders' equity.

	For the 9 months ended	For the 12 months ended
Net contribution from H-D reconciliation to transfers from H-D	September 25, 2022	December 31, 2021
Net contribution from H-D	$79,922	$86,279
Settlement of notes payable to related party and accrued interest	(21,610)	—
Transfer of assets to H-D	568	—
Stock compensation expense	171	(786)
Transfers from H-D per cash flow statement	$59,051	$85,493
Prior to the Business Combination, there were three lines of credit agreements with H-D, two of which were entered into on December 23, 2020 and the third was entered into on July 6, 2021. There were no financial covenants associated with these lines of credit. Each of these agreements allowed for earlier payment on demand of H-D in the event of default. All three lines of credit were repaid prior to the Business Combination.
The Company’s first line of credit agreement had a maximum borrowing limit of $5,000 thousand with an interest rate of 6.6%. This line of credit was amended and restated on December 22, 2021. The Company had no outstanding amounts under this line of credit at December 31, 2021.
The Company’s second line of credit agreement had a maximum borrowing limit of $10,000 thousand with an interest rate of 6.6%. This line of credit agreement limited the use of proceeds to the payment of contingent consideration related to the Company’s purchase agreement for the acquisition of STACYC on March 4, 2019. The Company had $5,333 thousand outstanding under this line of credit at December 31, 2021.
The Company’s third line of credit agreement had a maximum borrowing limit of $60,000 thousand with an interest rate of 6.6%. This line of credit was amended and restated on December 22, 2021. The Company had $100 thousand outstanding under this line of credit at December 31, 2021.
Interest paid on the notes payable to related party was $0 thousand and $59 thousand for the for the nine months ended September 25, 2022, and the twelve months ended December 31, 2021, respectively.
During the twelve months ended December 31, 2022, the Company borrowed $15,333 thousand under the lines of credit agreements prior to their final settlement on June 24, 2022. Pursuant to the Separation Agreement, H-D elected to settle all notes payable to related party outstanding as of June 24, 2022, including accrued interest, through capital contribution and without any cash being exchanged between the Company and H-D. The settlement included the principal amount and accrued interest of $20,766 thousand and $844 thousand, respectively. The capital contribution to settle the notes payable and accrued interest increased the Net Parent company investment on the Consolidated balance sheets.